NOTE 21. DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Derivative financial liabilities:
Carrying value as at beginning of year	1,478,540	-
Derivates related to convertible promissory note (Note 22)	-	3,790,737
Fair value change in derivative financial instruments during the year	842,463	(2,312,197)
Exchange difference	-	-
Carrying value as at end of year	2,321,003	1,478,540